PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 94.3%
Basic Materials : 1.6%
62,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 $ 60,939
0.1
112,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 113,827
0.2
134,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 134,732
0.2
35,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 34,208
0.0
78,000  Dow Chemical Co.,
4.375%,
11/15/2042 64,061
0.1
40,000  Newmont Corp. /
Newcrest Finance
Pty Ltd., 3.250%,
05/13/2030 36,766
0.0
48,000  Newmont Corp. /
Newcrest Finance
Pty Ltd., 4.200%,
05/13/2050 38,734
0.1
220,000  Nutrien Ltd., 2.950%,
05/13/2030 198,071
0.3
26,000  Nutrien Ltd., 4.900%,
03/27/2028 26,001
0.0
127,000
(1)
Nutrien Ltd., 5.400%,
06/21/2034 126,253
0.2
14,000  Nutrien Ltd., 5.875%,
12/01/2036 14,243
0.0
25,000  Nutrien Ltd., 5.950%,
11/07/2025 25,250
0.0
107,000  RPM International, Inc.,
2.950%,
01/15/2032 92,246
0.1
58,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 48,832
0.1
130,000  Sherwin-Williams Co.,
4.800%,
09/01/2031 128,364
0.2
62,000  Westlake Corp.,
3.125%,
08/15/2051 38,629
0.0
1,181,156
1.6
Communications : 7.5%
181,000  AT&T, Inc., 1.700%,
03/25/2026 174,585
0.2
144,000  AT&T, Inc., 3.500%,
06/01/2041 110,423
0.2
43,000  AT&T, Inc., 3.500%,
09/15/2053 28,981
0.0
61,000  AT&T, Inc., 3.550%,
09/15/2055 41,067
0.1
178,000  AT&T, Inc., 3.650%,
09/15/2059 118,019
0.2
177,000  AT&T, Inc., 3.800%,
12/01/2057 122,270
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
80,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 $ 48,838
0.1
107,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 71,311
0.1
193,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 145,178
0.2
112,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 112,430
0.2
272,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 264,592
0.4
80,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 76,748
0.1
52,000  Comcast Corp.,
2.937%,
11/01/2056 30,312
0.0
109,000  Comcast Corp.,
3.200%,
07/15/2036 88,079
0.1
109,000  Comcast Corp.,
3.250%,
11/01/2039 82,654
0.1
55,000
(1)
Comcast Corp.,
5.300%,
06/01/2034 54,961
0.1
174,000  Comcast Corp.,
5.500%,
05/15/2064 162,437
0.2
89,000  Comcast Corp.,
5.650%,
06/15/2035 90,924
0.1
17,000  Comcast Corp.,
6.500%,
11/15/2035 18,485
0.0
256,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 248,133
0.3
163,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 159,038
0.2
61,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 61,646
0.1
135,000
(2)
Netflix, Inc., 4.875%,
06/15/2030 134,466
0.2
89,000  Netflix, Inc., 5.400%,
08/15/2054 86,656
0.1
149,000  Netflix, Inc., 5.875%,
11/15/2028 154,483
0.2
119,000  Paramount Global,
3.700%,
06/01/2028 112,139
0.2
9,000  Paramount Global,
4.200%,
05/19/2032 7,937
0.0
75,000  Paramount Global,
5.250%,
04/01/2044 58,559
0.1
109,000  Rogers
Communications, Inc.,
4.550%,
03/15/2052 87,236
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
228,000  Sprint Capital Corp.,
6.875%,
11/15/2028 $ 242,195
0.3
166,000  Sprint Capital Corp.,
8.750%,
03/15/2032 198,402
0.3
45,000  Time Warner Cable
Enterprises LLC,
8.375%,
07/15/2033 50,699
0.1
253,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 245,917
0.3
12,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 10,327
0.0
56,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 54,614
0.1
32,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 29,112
0.0
21,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 18,480
0.0
56,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 52,309
0.1
58,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 52,638
0.1
136,000  T-Mobile USA, Inc.,
4.200%,
10/01/2029 131,636
0.2
34,000  T-Mobile USA, Inc.,
4.700%,
01/15/2035 32,173
0.0
71,000  T-Mobile USA, Inc.,
5.250%,
06/15/2055 64,542
0.1
101,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 98,620
0.1
96,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 92,962
0.1
225,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 209,421
0.3
281,000  United States Cellular
Corp., 6.700%,
12/15/2033 297,448
0.4
44,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 36,275
0.1
168,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 139,368
0.2
38,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 32,740
0.0
107,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 100,906
0.1
38,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 35,101
0.0
92,000
(1)
Verizon
Communications, Inc.,
5.500%,
02/23/2054 88,125
0.1
104,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 114,596
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
129,000  Vodafone Group PLC,
5.875%,
06/28/2064 $ 124,937
0.2
5,506,130
7.5
Consumer, Cyclical : 6.9%
63,316  American Airlines Pass
Through Trust 2015-2,
A, 4.000%,
03/22/2029 60,944
0.1
44,201  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 42,745
0.1
86,242  American Airlines Pass
Through Trust 2016-2,
A, 3.650%,
12/15/2029 80,800
0.1
192,627  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 182,201
0.2
23,675  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 22,120
0.0
13,612  American Airlines Pass
Through Trust 2017-2,
A, 3.600%,
04/15/2031 12,531
0.0
62,876  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 59,012
0.1
68,060  American Airlines Pass
Through Trust 2021-1,
B, 3.950%,
01/11/2032 63,044
0.1
54,000  American Honda
Finance Corp., 5.650%,
11/15/2028 55,504
0.1
110,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 109,208
0.1
150,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 146,829
0.2
47,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 47,333
0.1
108,000  Cummins, Inc., 5.450%,
02/20/2054 105,208
0.1
370,000  Ferguson Enterprises,
Inc., 5.000%,
10/03/2034 353,886
0.5
200,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 193,473
0.3
119,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 99,590
0.1
170,000  General Motors
Financial Co., Inc.,
5.950%,
04/04/2034 170,974
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
48,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 $ 48,721
0.1
132,000  Home Depot, Inc.,
2.700%,
04/15/2030 118,891
0.2
68,000  Home Depot, Inc.,
3.300%,
04/15/2040 53,019
0.1
31,000  Home Depot, Inc.,
3.625%,
04/15/2052 22,512
0.0
28,000  Home Depot, Inc.,
4.950%,
09/15/2052 25,511
0.0
130,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 130,156
0.2
75,000  Hyatt Hotels Corp.,
5.375%,
12/15/2031 74,687
0.1
45,000  Hyatt Hotels Corp.,
5.500%,
06/30/2034 44,718
0.1
65,000
(2)
Hyundai Capital
America, 4.550%,
09/26/2029 63,127
0.1
27,000
(2)
Hyundai Capital
America, 5.400%,
01/08/2031 27,005
0.0
82,000
(2)
Hyundai Capital
America, 5.680%,
06/26/2028 83,234
0.1
136,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 139,962
0.2
31,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 24,032
0.0
40,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 35,037
0.0
31,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 30,379
0.0
26,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 25,185
0.0
42,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 41,195
0.1
101,000
(1)
Marriott International,
Inc., 4.800%,
03/15/2030 100,291
0.1
42,000  Marriott International,
Inc., 5.350%,
03/15/2035 41,427
0.1
39,000  McDonald's Corp.,
MTN, 5.700%,
02/01/2039 39,676
0.1
284,000  MDC Holdings, Inc.,
2.500%,
01/15/2031 246,738
0.3
195,000  MDC Holdings, Inc.,
3.850%,
01/15/2030 183,797
0.3
95,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 92,197
0.1
100,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 103,090
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
110,000  Toyota Motor Credit
Corp., MTN, 4.600%,
10/10/2031 $ 107,134
0.1
41,399  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 42,318
0.1
118,400  United Airlines Pass
Through Trust 20-1, B,
4.875%,
07/15/2027 118,258
0.2
80,460  United Airlines Pass
Through Trust 2014-1,
A, 4.000%,
10/11/2027 79,563
0.1
43,862  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 41,031
0.1
112,177  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 104,970
0.1
115,696  United Airlines Pass
Through Trust 2019-2,
A, 2.900%,
11/01/2029 106,235
0.1
138,210  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 137,782
0.2
162,755  US Airways Pass
Through Trust 2013-1,
A, 3.950%,
05/15/2027 161,189
0.2
139,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 133,941
0.2
494,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 367,309
0.5
81,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 59,611
0.1
55,000  WW Grainger, Inc.,
3.750%,
05/15/2046 42,776
0.1
5,102,106
6.9
Consumer, Non-cyclical : 14.8%
125,000  AbbVie, Inc., 3.200%,
11/21/2029 116,074
0.2
82,000  AbbVie, Inc., 4.050%,
11/21/2039 70,111
0.1
21,000  AbbVie, Inc., 4.625%,
10/01/2042 18,648
0.0
100,000  AbbVie, Inc., 5.050%,
03/15/2034 98,837
0.1
61,000  AbbVie, Inc., 5.350%,
03/15/2044 59,504
0.1
97,000  AbbVie, Inc., 5.500%,
03/15/2064 92,703
0.1
76,000  Altria Group, Inc.,
6.200%,
11/01/2028 79,010
0.1
19,000  Amgen, Inc., 2.300%,
02/25/2031 16,185
0.0
47,000  Amgen, Inc., 2.450%,
02/21/2030 41,569
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
110,000  Amgen, Inc., 3.150%,
02/21/2040 $ 82,033
0.1
56,000  Amgen, Inc., 5.250%,
03/02/2030 56,535
0.1
130,000  Amgen, Inc., 5.650%,
03/02/2053 125,255
0.2
72,000  Amgen, Inc., 5.750%,
03/02/2063 69,113
0.1
102,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 96,839
0.1
223,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 203,069
0.3
142,000  Astrazeneca Finance
LLC, 4.850%,
02/26/2029 142,329
0.2
124,000  BAT Capital Corp.,
7.079%,
08/02/2043 134,415
0.2
58,000  BAT Capital Corp.,
7.081%,
08/02/2053 63,691
0.1
97,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 96,545
0.1
83,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 88,977
0.1
56,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 54,364
0.1
39,000  Bunge Ltd. Finance
Corp., 4.650%,
09/17/2034 36,833
0.0
115,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 114,882
0.2
106,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 105,398
0.1
114,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 114,294
0.2
179,000  Cardinal Health, Inc.,
5.350%,
11/15/2034 175,259
0.2
125,000  Cardinal Health, Inc.,
5.750%,
11/15/2054 119,745
0.2
50,000  Cencora, Inc., 4.850%,
12/15/2029 49,689
0.1
50,000  Cencora, Inc., 5.150%,
02/15/2035 48,767
0.1
79,000  Centene Corp., 2.450%,
07/15/2028 71,157
0.1
40,000  Centene Corp., 3.000%,
10/15/2030 34,541
0.0
143,000  Cigna Group, 4.800%,
08/15/2038 129,766
0.2
103,000  Coca-Cola Co., 5.200%,
01/14/2055 97,900
0.1
45,000  Coca-Cola Co., 5.400%,
05/13/2064 43,356
0.1
18,000  CVS Health Corp.,
4.125%,
04/01/2040 14,075
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
233,000  CVS Health Corp.,
4.780%,
03/25/2038 $ 201,667
0.3
53,000  CVS Health Corp.,
5.000%,
01/30/2029 52,309
0.1
154,000  CVS Health Corp.,
5.050%,
03/25/2048 127,145
0.2
129,000  CVS Health Corp.,
6.000%,
06/01/2044 122,083
0.2
15,000  CVS Health Corp.,
6.000%,
06/01/2063 13,693
0.0
45,000
(3)
CVS Health Corp.,
6.750%,
12/10/2054 44,237
0.1
64,000  Elevance Health, Inc.,
2.875%,
09/15/2029 58,271
0.1
85,000  Elevance Health, Inc.,
5.200%,
02/15/2035 83,049
0.1
85,000  Elevance Health, Inc.,
5.700%,
02/15/2055 82,018
0.1
150,000  Elevance Health, Inc.,
5.850%,
11/01/2064 144,832
0.2
100,000  Elevance Health, Inc.,
6.100%,
10/15/2052 101,110
0.1
60,000  Eli Lilly & Co., 4.600%,
08/14/2034 57,636
0.1
52,000  Eli Lilly & Co., 5.000%,
02/09/2054 47,824
0.1
116,000  Eli Lilly & Co., 5.050%,
08/14/2054 107,538
0.1
119,000  Eli Lilly & Co., 5.200%,
08/14/2064 110,903
0.2
65,000  Eli Lilly & Co., 5.550%,
03/15/2037 67,114
0.1
198,000  Equifax, Inc., 2.600%,
12/15/2025 194,092
0.3
177,000  Equifax, Inc., 5.100%,
06/01/2028 177,868
0.2
155,000  GE HealthCare
Technologies, Inc.,
4.800%,
08/14/2029 153,607
0.2
134,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 133,773
0.2
65,000  Gilead Sciences, Inc.,
5.100%,
06/15/2035 63,977
0.1
63,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 60,875
0.1
196,000  Global Payments, Inc.,
4.450%,
06/01/2028 191,870
0.3
294,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 301,223
0.4
44,000  HCA, Inc., 2.375%,
07/15/2031 36,537
0.0
32,000  HCA, Inc., 3.375%,
03/15/2029 29,712
0.0
40,000  HCA, Inc., 3.500%,
09/01/2030 36,345
0.0
90,000  HCA, Inc., 4.125%,
06/15/2029 85,899
0.1
81,000  HCA, Inc., 5.125%,
06/15/2039 73,890
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
94,000  HCA, Inc., 5.250%,
06/15/2049 $ 81,446
0.1
20,000  HCA, Inc., 5.875%,
02/01/2029 20,424
0.0
98,000  HCA, Inc., 5.950%,
09/15/2054 93,281
0.1
117,000  HCA, Inc., 6.000%,
04/01/2054 111,550
0.2
58,000  HCA, Inc., 6.100%,
04/01/2064 55,390
0.1
96,000
(2)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.875%,
06/15/2054 93,189
0.1
236,000
(2)
Horizon Mutual
Holdings, Inc., 6.200%,
11/15/2034 230,947
0.3
65,000  Humana, Inc., 5.750%,
12/01/2028 66,223
0.1
51,000  Johnson & Johnson,
2.100%,
09/01/2040 33,967
0.0
81,000  Johnson & Johnson,
3.625%,
03/03/2037 70,268
0.1
50,000  Johnson & Johnson,
5.850%,
07/15/2038 53,441
0.1
52,000  Kenvue, Inc., 5.050%,
03/22/2053 48,246
0.1
44,000  Kenvue, Inc., 5.100%,
03/22/2043 42,233
0.1
47,000  Kenvue, Inc., 5.200%,
03/22/2063 43,473
0.1
49,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 49,169
0.1
69,000  Kraft Heinz Foods Co.,
5.000%,
06/04/2042 62,061
0.1
68,000  Kraft Heinz Foods Co.,
5.200%,
07/15/2045 61,539
0.1
179,000  Kroger Co., 5.000%,
09/15/2034 173,465
0.2
148,000  Kroger Co., 5.500%,
09/15/2054 139,559
0.2
169,000  Kroger Co., 5.650%,
09/15/2064 158,744
0.2
140,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 135,108
0.2
261,000  Laboratory Corp. of
America Holdings,
4.800%,
10/01/2034 247,482
0.3
134,000
(2)
Mars, Inc., 2.375%,
07/16/2040 88,771
0.1
98,000  McCormick & Co., Inc.,
4.700%,
10/15/2034 92,310
0.1
101,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 94,871
0.1
108,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 101,207
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
288,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 $ 264,635
0.4
104,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 101,759
0.1
115,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 113,720
0.2
107,000  Quanta Services, Inc.,
5.250%,
08/09/2034 104,608
0.1
30,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 26,043
0.0
34,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 30,555
0.0
34,000  Reynolds American,
Inc., 5.850%,
08/15/2045 32,420
0.0
127,000  Royalty Pharma PLC,
1.750%,
09/02/2027 117,017
0.2
65,000  Royalty Pharma PLC,
5.150%,
09/02/2029 64,890
0.1
110,000  Royalty Pharma PLC,
5.400%,
09/02/2034 107,102
0.1
121,000
(2)
Solventum Corp.,
5.400%,
03/01/2029 121,351
0.2
155,000
(2)
Solventum Corp.,
5.600%,
03/23/2034 154,303
0.2
69,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 67,888
0.1
97,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 98,107
0.1
89,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 62,973
0.1
51,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 36,843
0.0
37,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 29,281
0.0
7,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 5,210
0.0
30,000  UnitedHealth Group,
Inc., 4.450%,
12/15/2048 24,774
0.0
19,000  UnitedHealth Group,
Inc., 4.750%,
05/15/2052 16,294
0.0
71,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 63,920
0.1
72,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 67,584
0.1
65,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 60,782
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
50,000  UnitedHealth Group,
Inc., 5.625%,
07/15/2054 $ 48,570
0.1
454,000  Universal Health
Services, Inc., 5.050%,
10/15/2034 423,899
0.6
109,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 91,898
0.1
58,000  Viatris, Inc., 3.850%,
06/22/2040 43,516
0.1
126,000  Viatris, Inc., 4.000%,
06/22/2050 85,907
0.1
71,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 72,060
0.1
10,908,838
14.8
Energy : 7.2%
51,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 32,456
0.0
40,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 38,712
0.1
26,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 25,300
0.0
92,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 90,658
0.1
258,000
(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 254,146
0.3
92,000
(2)
Cameron LNG LLC,
2.902%,
07/15/2031 80,249
0.1
145,000
(2)
Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 141,122
0.2
99,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 95,917
0.1
63,000
(2)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 64,529
0.1
180,000  Coterra Energy, Inc.,
5.900%,
02/15/2055 169,943
0.2
90,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 84,571
0.1
175,000  Eastern Energy Gas
Holdings LLC, 5.650%,
10/15/2054 165,235
0.2
73,000  Energy Transfer L.P.,
5.950%,
10/01/2043 70,946
0.1
126,000  Energy Transfer L.P.,
6.000%,
06/15/2048 121,885
0.2
158,000  Energy Transfer L.P.,
6.050%,
09/01/2054 154,738
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
65,000
(3)
Energy Transfer L.P. H,
6.500%,
12/31/2199 $ 65,189
0.1
124,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 89,250
0.1
40,000  Enterprise Products
Operating LLC, 4.850%,
01/31/2034 38,711
0.1
70,000  Enterprise Products
Operating LLC, 4.950%,
02/15/2035 67,775
0.1
48,000  Enterprise Products
Operating LLC, 5.550%,
02/16/2055 46,218
0.1
113,000
(1)
EOG Resources, Inc.,
5.650%,
12/01/2054 110,760
0.2
183,000  Expand Energy Corp.,
5.700%,
01/15/2035 179,726
0.2
142,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 124,617
0.2
140,000  Hess Corp., 4.300%,
04/01/2027 138,610
0.2
180,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 175,516
0.2
106,000  Kinder Morgan, Inc.,
5.950%,
08/01/2054 103,675
0.1
85,000  Marathon Petroleum
Corp., 5.000%,
09/15/2054 70,060
0.1
74,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 76,759
0.1
105,000  MPLX L.P., 2.650%,
08/15/2030 91,926
0.1
55,000  MPLX L.P., 5.500%,
06/01/2034 54,242
0.1
77,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 75,445
0.1
91,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 93,175
0.1
130,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 128,680
0.2
120,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 125,668
0.2
26,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 27,845
0.0
142,000  ONEOK, Inc., 6.050%,
09/01/2033 146,198
0.2
24,000  Ovintiv, Inc., 5.650%,
05/15/2028 24,344
0.0
102,000  Ovintiv, Inc., 7.100%,
07/15/2053 108,658
0.2
108,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 105,487
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
229,000  Schlumberger
Investment SA, 5.000%,
06/01/2034 $ 224,876
0.3
27,000  Shell Finance US, Inc.,
4.125%,
05/11/2035 24,760
0.0
33,000  Shell International
Finance BV, 2.875%,
11/26/2041 23,339
0.0
67,000  Shell International
Finance BV, 3.000%,
11/26/2051 42,432
0.1
42,000  Targa Resources Corp.,
4.200%,
02/01/2033 38,163
0.1
57,000  Targa Resources Corp.,
5.500%,
02/15/2035 56,120
0.1
227,000  Targa Resources Corp.,
6.250%,
07/01/2052 226,750
0.3
81,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 78,267
0.1
247,000  TotalEnergies Capital
SA, 5.275%,
09/10/2054 228,576
0.3
80,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 76,538
0.1
74,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 67,452
0.1
44,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 42,529
0.1
188,000  Western Midstream
Operating L.P., 6.150%,
04/01/2033 191,739
0.3
44,000  Williams Cos., Inc.,
4.900%,
03/15/2029 43,693
0.1
79,000  Williams Cos., Inc.,
5.100%,
09/15/2045 71,037
0.1
5,295,212
7.2
Financial : 31.0%
83,000  Alleghany Corp.,
3.250%,
08/15/2051 55,873
0.1
77,000  Alleghany Corp.,
4.900%,
09/15/2044 70,999
0.1
290,000
(3)
Ally Financial, Inc.,
6.646%,
01/17/2040 281,137
0.4
64,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 42,376
0.1
19,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 16,993
0.0
23,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 22,453
0.0
94,000  American Homes 4
Rent L.P., 5.250%,
03/15/2035 91,525
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
185,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 $ 184,356
0.2
89,000  American International
Group, Inc., 3.400%,
06/30/2030 82,306
0.1
111,000  American International
Group, Inc., 4.200%,
04/01/2028 108,585
0.1
135,000  American Tower Corp.,
1.500%,
01/31/2028 121,875
0.2
84,000  American Tower Corp.,
2.700%,
04/15/2031 72,572
0.1
67,000  American Tower Corp.,
3.600%,
01/15/2028 64,486
0.1
152,000  American Tower Corp.,
3.650%,
03/15/2027 148,437
0.2
75,000  American Tower Corp.,
5.000%,
01/31/2030 74,597
0.1
32,000  American Tower Corp.,
5.250%,
07/15/2028 32,211
0.0
45,000  American Tower Corp.,
5.400%,
01/31/2035 44,539
0.1
63,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 64,925
0.1
113,000
(2)
Ares Strategic Income
Fund, 5.700%,
03/15/2028 113,022
0.2
120,000  Arthur J Gallagher
& Co., 4.600%,
12/15/2027 119,570
0.2
125,000  Arthur J Gallagher
& Co., 5.150%,
02/15/2035 121,934
0.2
68,000  Arthur J Gallagher
& Co., 5.550%,
02/15/2055 65,348
0.1
39,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 38,315
0.0
202,000
(2)
Athene Global Funding,
5.322%,
11/13/2031 198,783
0.3
250,000
(2)
Atlas Warehouse
Lending Co. L.P.,
6.250%,
01/15/2030 248,594
0.3
200,000  Banco Santander SA,
5.439%,
07/15/2031 199,706
0.3
400,000
(3)
Banco Santander SA,
9.625%,
12/31/2199 462,053
0.6
146,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 121,774
0.2
33,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 29,084
0.0
293,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 251,981
0.3
235,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 225,376
0.3
94,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 89,371
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
57,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 $ 56,543
0.1
41,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 41,063
0.1
460,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 450,005
0.6
141,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 144,875
0.2
13,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 11,804
0.0
5,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 3,474
0.0
60,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 54,247
0.1
155,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 133,270
0.2
66,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 60,832
0.1
122,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 117,610
0.2
80,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 77,981
0.1
69,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 59,510
0.1
94,000
(1)
Bank of Montreal,
5.511%,
06/04/2031 95,531
0.1
122,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 122,532
0.2
136,000
(3)
Bank of New York
Mellon Corp., 5.060%,
07/22/2032 135,696
0.2
53,000  Bank of Nova Scotia,
4.850%,
02/01/2030 52,635
0.1
192,000  Bank of Nova Scotia,
5.350%,
12/07/2026 194,526
0.3
153,000  BlackRock Funding,
Inc., 5.250%,
03/14/2054 144,678
0.2
84,000  BlackRock Funding,
Inc., 5.350%,
01/08/2055 80,266
0.1
183,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 147,415
0.2
91,000
(2)
Blackstone Private
Credit Fund, 6.000%,
11/22/2034 88,855
0.1
234,000  Blackstone Reg Finance
Co. LLC, 5.000%,
12/06/2034 226,326
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
37,000
(2)
Blue Owl Credit
Income Corp., 5.800%,
03/15/2030 $ 36,456
0.0
26,000  Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 26,476
0.0
53,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 55,671
0.1
200,000
(2)(3)
BNP Paribas SA,
5.906%,
11/19/2035 194,143
0.3
200,000
(2)(3)
CaixaBank SA, 6.037%,
06/15/2035 201,952
0.3
95,000  Camden Property Trust,
2.800%,
05/15/2030 85,295
0.1
122,000
(3)
Citigroup, Inc., 3.887%,
01/10/2028 119,619
0.2
87,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 84,459
0.1
56,000
(3)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 59,068
0.1
60,000
(2)
CNO Global Funding,
4.875%,
12/10/2027 59,754
0.1
66,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 60,090
0.1
89,000
(1)
Corebridge Financial,
Inc., 5.750%,
01/15/2034 90,717
0.1
152,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 157,319
0.2
25,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 25,665
0.0
48,000  Cousins Properties L.P.,
5.375%,
02/15/2032 47,167
0.1
177,000  Cousins Properties L.P.,
5.875%,
10/01/2034 177,302
0.2
101,000  Crown Castle, Inc.,
2.100%,
04/01/2031 83,643
0.1
50,000  Crown Castle, Inc.,
2.500%,
07/15/2031 42,176
0.1
37,000
(1)
Crown Castle, Inc.,
3.300%,
07/01/2030 33,673
0.0
99,000  Crown Castle, Inc.,
4.450%,
02/15/2026 98,683
0.1
146,000  Crown Castle, Inc.,
4.800%,
09/01/2028 144,420
0.2
66,000  Crown Castle, Inc.,
5.200%,
09/01/2034 64,337
0.1
57,000  Crown Castle, Inc.,
5.600%,
06/01/2029 58,127
0.1
78,000  CubeSmart L.P.,
2.500%,
02/15/2032 65,208
0.1
200,000
(2)(3)
Danske Bank A/S,
4.613%,
10/02/2030 194,159
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
200,000
(2)(3)
Danske Bank A/S,
5.705%,
03/01/2030 $ 202,948
0.3
183,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 186,598
0.2
358,000
(2)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 349,084
0.5
52,000  Essent Group Ltd.,
6.250%,
07/01/2029 53,121
0.1
149,000  Extra Space Storage
L.P., 2.400%,
10/15/2031 124,055
0.2
56,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 53,569
0.1
28,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 26,810
0.0
47,000  Fifth Third Bancorp,
8.250%,
03/01/2038 56,401
0.1
73,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 76,343
0.1
122,000
(3)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 115,801
0.2
7,000
(3)
Goldman Sachs
Group, Inc., 2.383%,
07/21/2032 5,836
0.0
169,000
(3)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 145,701
0.2
58,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 56,933
0.1
225,000
(3)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 222,434
0.3
268,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 256,643
0.3
390,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 382,916
0.5
156,000
(3)
Goldman Sachs
Group, Inc., 5.561%,
11/19/2045 150,749
0.2
55,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 56,152
0.1
12,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 12,645
0.0
30,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 31,443
0.0
31,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 33,218
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
31,000
(3)
Goldman Sachs Group,
Inc., GMTN, 6.629%,
(TSFR3M + 2.012%),
10/28/2027 $ 31,764
0.0
132,000  Golub Capital
BDC, Inc., 6.000%,
07/15/2029 131,957
0.2
13,000  Hartford Financial
Services Group, Inc.,
3.600%,
08/19/2049 9,463
0.0
71,000  Hartford Financial
Services Group, Inc.,
4.400%,
03/15/2048 59,448
0.1
73,000  Hartford Financial
Services Group, Inc.,
6.100%,
10/01/2041 74,916
0.1
163,000  Hartford Financial
Services Group, Inc.,
6.625%,
03/30/2040 175,476
0.2
101,000
(2)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.910%,
(TSFR3M + 2.387%),
02/12/2067 93,062
0.1
200,000
(1)(3)
HSBC Holdings PLC,
5.733%,
05/17/2032 202,403
0.3
193,000
(3)
Huntington Bancshares,
Inc., 6.141%,
11/18/2039 192,878
0.3
127,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 109,947
0.1
258,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 247,628
0.3
76,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 61,789
0.1
84,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 75,917
0.1
60,000  Invitation Homes
Operating Partnership
L.P., 4.875%,
02/01/2035 56,794
0.1
66,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 69,958
0.1
84,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 79,492
0.1
167,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 160,401
0.2
55,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 51,673
0.1
71,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 63,989
0.1
152,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 146,232
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
92,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 $ 88,288
0.1
197,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 195,522
0.3
296,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 290,178
0.4
91,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 89,295
0.1
90,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 89,635
0.1
100,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 99,927
0.1
114,000
(3)
JPMorgan Chase & Co.,
5.294%,
07/22/2035 112,841
0.1
168,000
(3)
JPMorgan Chase & Co.,
5.336%,
01/23/2035 167,007
0.2
113,000
(3)
JPMorgan Chase & Co.,
5.534%,
11/29/2045 110,375
0.1
138,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 141,221
0.2
175,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 179,144
0.2
141,000
(3)
JPMorgan Chase & Co.,
6.254%,
10/23/2034 149,087
0.2
135,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 127,726
0.2
200,000
(3)
Lloyds Banking
Group PLC, 5.087%,
11/26/2028 200,291
0.3
200,000
(3)
Lloyds Banking
Group PLC, 5.679%,
01/05/2035 199,282
0.3
66,000
(2)
LPL Holdings, Inc.,
4.625%,
11/15/2027 64,997
0.1
120,000  LPL Holdings, Inc.,
6.000%,
05/20/2034 122,252
0.2
200,000
(2)
Lseg US Fin Corp.,
5.297%,
03/28/2034 199,270
0.3
129,000  Markel Group, Inc.,
6.000%,
05/16/2054 127,927
0.2
160,000  Marsh & McLennan
Cos., Inc., 4.650%,
03/15/2030 158,070
0.2
50,000  Marsh & McLennan
Cos., Inc., 4.850%,
11/15/2031 49,402
0.1
496,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 484,408
0.7
218,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 209,018
0.3
27,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 25,733
0.0
28,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 27,011
0.0
220,000
(3)
Morgan Stanley,
4.654%,
10/18/2030 215,355
0.3
104,000
(3)
Morgan Stanley,
5.320%,
07/19/2035 102,341
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
99,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 $ 98,495
0.1
173,000
(3)
Morgan Stanley,
5.516%,
11/19/2055 166,872
0.2
60,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 61,170
0.1
146,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 151,391
0.2
103,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 110,726
0.1
205,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 194,884
0.3
27,000
(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 22,636
0.0
38,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 38,119
0.0
185,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 182,239
0.2
35,000
(3)
Morgan Stanley, MTN,
5.424%,
07/21/2034 34,772
0.0
200,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 198,096
0.3
31,000
(2)
Nuveen LLC, 5.550%,
01/15/2030 31,630
0.0
70,000  Phillips Edison Grocery
Center Operating
Partnership I L.P.,
5.750%,
07/15/2034 70,153
0.1
201,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 208,090
0.3
33,000
(3)
PNC Financial Services
Group, Inc., 6.875%,
10/20/2034 36,036
0.0
74,000
(1)(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 74,857
0.1
51,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 51,086
0.1
123,000  Regency Centers L.P.,
5.100%,
01/15/2035 120,247
0.2
317,000
(3)
Regions Financial
Corp., 5.502%,
09/06/2035 309,755
0.4
137,000  Rexford Industrial
Realty L.P., 2.125%,
12/01/2030 115,004
0.2
167,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 136,059
0.2
150,000
(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 146,963
0.2
75,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 74,453
0.1
222,000
(3)
Royal Bank of Canada,
GMTN, 5.069%,
07/23/2027 223,069
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
201,000
(2)
SBL Holdings, Inc.,
7.200%,
10/30/2034 $ 195,641
0.3
280,000  State Street Bank &
Trust Co., 4.594%,
11/25/2026 280,713
0.4
250,000  State Street Bank &
Trust Co., 4.782%,
11/23/2029 249,300
0.3
162,000
(3)
State Street Corp.,
3.031%,
11/01/2034 146,159
0.2
164,000
(3)
State Street Corp.,
4.675%,
10/22/2032 159,269
0.2
46,000
(3)
State Street Corp.,
6.123%,
11/21/2034 47,891
0.1
84,000  Toronto-Dominion Bank,
4.568%,
12/17/2026 83,808
0.1
80,000  Toronto-Dominion
Bank, MTN, 5.523%,
07/17/2028 81,326
0.1
39,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 36,863
0.0
42,000
(3)
Truist Financial
Corp., MTN, 5.122%,
01/26/2034 40,839
0.1
259,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 263,801
0.4
60,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 62,503
0.1
200,000
(2)(3)
UBS Group AG,
9.250%,
12/31/2199 229,686
0.3
225,000
(3)
US Bancorp, 4.839%,
02/01/2034 215,453
0.3
61,000
(3)
US Bancorp, 5.836%,
06/12/2034 62,207
0.1
29,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 21,114
0.0
65,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 64,305
0.1
222,000
(3)
Wells Fargo & Co.,
MTN, 3.196%,
06/17/2027 216,939
0.3
81,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 67,696
0.1
59,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 52,441
0.1
90,000
(3)
Westpac Banking
Corp., GMTN, 5.618%,
11/20/2035 88,494
0.1
22,873,849
31.0
Government : 0.5%
368,000
(3)
CoBank ACB, 7.125%,
12/31/2199 375,035
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 8.3%
124,000  Amphenol Corp.,
5.000%,
01/15/2035 $ 121,112
0.2
131,000  Amphenol Corp.,
5.375%,
11/15/2054 124,647
0.2
152,000  Avnet, Inc., 6.250%,
03/15/2028 156,223
0.2
78,000  Boeing Co., 5.705%,
05/01/2040 74,300
0.1
111,000  Boeing Co., 7.008%,
05/01/2064 117,905
0.2
68,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 53,101
0.1
14,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 12,164
0.0
65,000  Burlington Northern
Santa Fe LLC, 4.400%,
03/15/2042 56,522
0.1
48,000  Burlington Northern
Santa Fe LLC, 4.550%,
09/01/2044 41,874
0.1
81,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 76,295
0.1
40,000  Burlington Northern
Santa Fe LLC, 5.500%,
03/15/2055 39,331
0.1
118,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 107,834
0.1
122,000  Carrier Global Corp.,
2.493%,
02/15/2027 116,695
0.2
20,000  Carrier Global Corp.,
2.722%,
02/15/2030 17,900
0.0
45,000
(2)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 46,596
0.1
73,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 72,024
0.1
30,000  CSX Corp., 4.250%,
11/01/2066 22,711
0.0
78,000  CSX Corp., 4.650%,
03/01/2068 64,088
0.1
258,000  FedEx Corp., 3.250%,
04/01/2026 253,649
0.3
72,000  FedEx Corp., 3.875%,
08/01/2042 56,070
0.1
116,000  FedEx Corp., 4.100%,
02/01/2045 90,910
0.1
59,000  FedEx Corp., 4.400%,
01/15/2047 47,814
0.1
187,000  FedEx Corp., 4.550%,
04/01/2046 155,953
0.2
41,664  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 34,720
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
85,000  Flex Ltd., 4.875%,
05/12/2030 $ 82,855
0.1
150,000  GATX Corp., 3.250%,
09/15/2026 146,124
0.2
137,000  GATX Corp., 3.500%,
06/01/2032 121,168
0.2
30,000  GATX Corp., 5.450%,
09/15/2033 30,099
0.0
55,000  GATX Corp., 6.050%,
06/05/2054 56,520
0.1
127,000  GATX Corp., 6.900%,
05/01/2034 139,561
0.2
92,000  HEICO Corp., 5.250%,
08/01/2028 92,912
0.1
147,000  Honeywell International,
Inc., 4.750%,
02/01/2032 144,674
0.2
60,000  Honeywell International,
Inc., 5.000%,
03/01/2035 58,829
0.1
74,000  Honeywell International,
Inc., 5.250%,
03/01/2054 69,375
0.1
46,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 46,476
0.1
125,000  John Deere Capital
Corp., 4.400%,
09/08/2031 121,318
0.2
120,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 120,070
0.2
90,000  John Deere Capital
Corp., MTN, 5.100%,
04/11/2034 89,900
0.1
117,000  L3Harris Technologies,
Inc., 5.350%,
06/01/2034 116,607
0.2
125,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 124,851
0.2
86,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 79,865
0.1
77,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 79,207
0.1
115,000  Nordson Corp., 4.500%,
12/15/2029 112,239
0.1
50,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 40,369
0.1
14,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 14,161
0.0
101,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 103,678
0.1
65,000  Northrop Grumman
Corp., 5.150%,
05/01/2040 62,273
0.1
87,000  Packaging Corp. of
America, 5.700%,
12/01/2033 88,856
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
166,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 4.200%,
04/01/2027 $ 163,370
0.2
87,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 77,554
0.1
7,000  Raytheon Technologies
Corp., 4.800%,
12/15/2043 6,237
0.0
58,000  Raytheon Technologies
Corp., 5.375%,
02/27/2053 55,125
0.1
144,000  RTX Corp., 3.500%,
03/15/2027 140,502
0.2
65,000  RTX Corp., 5.750%,
11/08/2026 66,210
0.1
77,000
(1)
Ryder System, Inc.,
6.600%,
12/01/2033 83,378
0.1
58,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 57,826
0.1
12,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 12,156
0.0
77,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 78,416
0.1
200,000
(2)
Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 198,782
0.3
95,000  Sonoco Products Co.,
5.000%,
09/01/2034 90,159
0.1
250,000
(2)
TTX Co., 5.050%,
11/15/2034 246,818
0.3
90,000  Tyco Electronics
Group SA, 4.625%,
02/01/2030 89,133
0.1
7,000  Union Pacific Corp.,
3.350%,
08/15/2046 4,995
0.0
12,000
(1)
Union Pacific Corp.,
3.375%,
02/01/2035 10,418
0.0
27,000  Union Pacific Corp.,
3.550%,
05/20/2061 18,030
0.0
28,000  Union Pacific Corp.,
3.600%,
09/15/2037 23,564
0.0
9,000  Union Pacific Corp.,
3.750%,
02/05/2070 6,015
0.0
10,000  Union Pacific Corp.,
3.839%,
03/20/2060 7,158
0.0
42,000  Union Pacific Corp.,
3.950%,
08/15/2059 30,697
0.0
18,000  Union Pacific Corp.,
4.050%,
11/15/2045 14,518
0.0
80,000  Union Pacific Corp.,
MTN, 3.550%,
08/15/2039 65,219
0.1
58,000  United Parcel
Service, Inc., 5.500%,
05/22/2054 56,576
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
140,000  Vulcan Materials Co.,
4.950%,
12/01/2029 $ 139,616
0.2
85,000  Vulcan Materials Co.,
5.700%,
12/01/2054 82,610
0.1
92,000  Waste Management,
Inc., 4.950%,
03/15/2035 89,733
0.1
70,000  Waste Management,
Inc., 5.350%,
10/15/2054 67,299
0.1
6,084,539
8.3
Technology : 6.4%
85,000  Accenture Capital, Inc.,
4.050%,
10/04/2029 82,521
0.1
134,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 128,802
0.2
328,000  Accenture Capital, Inc.,
4.500%,
10/04/2034 311,825
0.4
101,000  AppLovin Corp.,
5.125%,
12/01/2029 100,793
0.1
154,000  AppLovin Corp.,
5.375%,
12/01/2031 154,113
0.2
94,000  AppLovin Corp.,
5.500%,
12/01/2034 93,359
0.1
80,000  AppLovin Corp.,
5.950%,
12/01/2054 78,875
0.1
98,000
(2)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 92,544
0.1
122,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.875%,
01/15/2027 120,124
0.2
158,000
(2)
Broadcom, Inc.,
3.187%,
11/15/2036 127,342
0.2
140,000
(2)
Broadcom, Inc.,
4.926%,
05/15/2037 133,245
0.2
137,000  Broadcom, Inc.,
5.150%,
11/15/2031 137,926
0.2
50,000  Cadence Design
Systems, Inc., 4.700%,
09/10/2034 47,961
0.1
53,000
(1)
Concentrix Corp.,
6.600%,
08/02/2028 54,329
0.1
359,000
(1)
Concentrix Corp.,
6.850%,
08/02/2033 362,350
0.5
83,000
(1)
Fidelity National
Information Services,
Inc., 1.650%,
03/01/2028 75,136
0.1
27,000  Fiserv, Inc., 2.650%,
06/01/2030 23,876
0.0
91,000  Fiserv, Inc., 3.500%,
07/01/2029 85,458
0.1
99,000  Fiserv, Inc., 5.150%,
03/15/2027 99,830
0.1
55,000  Fiserv, Inc., 5.150%,
08/12/2034 53,779
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
46,000  Fiserv, Inc., 5.450%,
03/02/2028 $ 46,737
0.1
29,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 27,318
0.0
101,000  IBM International
Capital Pte Ltd.,
5.250%,
02/05/2044 95,668
0.1
106,000  Intel Corp., 2.000%,
08/12/2031 85,397
0.1
80,000  Intel Corp., 2.450%,
11/15/2029 70,254
0.1
159,000  Intel Corp., 2.800%,
08/12/2041 101,518
0.1
73,000  Intel Corp., 4.900%,
07/29/2045 58,978
0.1
59,000  Intel Corp., 5.600%,
02/21/2054 51,779
0.1
174,000  Intel Corp., 5.700%,
02/10/2053 153,996
0.2
64,000  Intuit, Inc., 5.200%,
09/15/2033 64,156
0.1
149,000
(1)
Intuit, Inc., 5.500%,
09/15/2053 146,014
0.2
47,000  KLA Corp., 5.250%,
07/15/2062 44,115
0.1
157,000  Kyndryl Holdings, Inc.,
6.350%,
02/20/2034 163,422
0.2
180,000
(2)
MSCI, Inc., 3.625%,
09/01/2030 164,535
0.2
77,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 74,772
0.1
80,000  Oracle Corp., 2.300%,
03/25/2028 73,982
0.1
183,000  Oracle Corp., 2.950%,
04/01/2030 165,268
0.2
12,000  Oracle Corp., 3.800%,
11/15/2037 10,025
0.0
52,000  Oracle Corp., 3.900%,
05/15/2035 45,588
0.1
24,000  Oracle Corp., 3.950%,
03/25/2051 17,797
0.0
45,000  Oracle Corp., 4.000%,
11/15/2047 34,333
0.1
31,000  Oracle Corp., 4.375%,
05/15/2055 24,285
0.0
104,000  Oracle Corp., 5.375%,
09/27/2054 95,946
0.1
304,000  Oracle Corp., 5.500%,
09/27/2064 278,419
0.4
58,000  Oracle Corp., 6.150%,
11/09/2029 60,854
0.1
98,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 102,506
0.2
107,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 92,045
0.1
4,713,895
6.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities : 10.1%
77,000  AES Corp., 5.450%,
06/01/2028 $ 77,445
0.1
99,000
(3)
AES Corp., 6.950%,
07/15/2055 96,890
0.1
30,000  Alabama Power Co.,
3.450%,
10/01/2049 21,208
0.0
45,000  Alabama Power Co.,
3.750%,
03/01/2045 34,511
0.0
46,000  Alabama Power Co.,
5.850%,
11/15/2033 47,787
0.1
48,000  Alabama Power Co. A,
4.300%,
07/15/2048 39,448
0.1
97,000  Ameren Corp., 5.000%,
01/15/2029 97,191
0.1
27,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 27,290
0.0
171,000  American Water
Capital Corp., 5.450%,
03/01/2054 163,767
0.2
65,000  Arizona Public
Service Co., 5.700%,
08/15/2034 65,767
0.1
85,000  Atmos Energy Corp.,
5.000%,
12/15/2054 76,667
0.1
53,000  CenterPoint Energy
Houston Electric LLC,
5.050%,
03/01/2035 51,781
0.1
65,000  CenterPoint Energy
Resources Corp.,
5.400%,
07/01/2034 64,875
0.1
55,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 55,662
0.1
97,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 92,045
0.1
72,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 75,270
0.1
84,000  Connecticut Light and
Power Co., 4.950%,
08/15/2034 81,979
0.1
63,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 52,969
0.1
55,000  Consolidated Edison
Co. of New York, Inc.,
5.700%,
05/15/2054 54,771
0.1
107,000  Consumers Energy Co.,
4.900%,
02/15/2029 107,311
0.1
106,000
(3)
Dominion Energy, Inc.,
6.625%,
05/15/2055 108,031
0.1
40,000  DTE Energy Co.,
4.950%,
07/01/2027 40,160
0.1
70,000  DTE Energy Co.,
5.850%,
06/01/2034 71,905
0.1
7,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 5,366
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 $ 2,339
0.0
39,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 31,812
0.0
22,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 18,714
0.0
45,000  Duke Energy Corp.,
3.150%,
08/15/2027 43,230
0.1
59,000
(3)
Duke Energy Corp.,
6.450%,
09/01/2054 59,864
0.1
43,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 36,304
0.0
37,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 38,585
0.1
37,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 37,630
0.0
39,000  Duke Energy Florida
LLC, 6.200%,
11/15/2053 41,151
0.1
59,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 43,777
0.1
40,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 32,332
0.0
25,000  Duke Energy Ohio, Inc.,
5.250%,
04/01/2033 24,965
0.0
21,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 20,602
0.0
51,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 42,059
0.1
49,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 40,215
0.1
86,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 69,860
0.1
23,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 23,074
0.0
53,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 52,586
0.1
44,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 43,384
0.1
77,000  Eversource Energy,
2.900%,
03/01/2027 73,927
0.1
42,000  Eversource Energy,
5.125%,
05/15/2033 40,828
0.1
63,000  Eversource Energy,
5.450%,
03/01/2028 63,839
0.1
54,000  Eversource Energy,
5.500%,
01/01/2034 53,613
0.1
76,000  Eversource Energy,
5.950%,
02/01/2029 78,331
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
129,000  Eversource Energy,
5.950%,
07/15/2034 $ 132,251
0.2
144,000  Eversource Energy U,
1.400%,
08/15/2026 136,315
0.2
48,000  Exelon Corp., 5.150%,
03/15/2028 48,320
0.1
40,000  Florida Power &
Light Co., 5.400%,
09/01/2035 40,485
0.1
23,000  Florida Power &
Light Co., 5.650%,
02/01/2037 23,547
0.0
26,000  Indiana Michigan
Power Co., 3.850%,
05/15/2028 25,197
0.0
31,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 32,038
0.0
90,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 84,904
0.1
155,000
(2)
Jersey Central Power
& Light Co., 5.100%,
01/15/2035 151,268
0.2
148,000
(2)
Liberty Utilities Co.,
5.869%,
01/31/2034 148,423
0.2
51,000
(2)
Metropolitan Edison
Co., 5.200%,
04/01/2028 51,257
0.1
113,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 96,743
0.1
23,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 20,752
0.0
18,000  Mississippi Power Co.,
4.750%,
10/15/2041 15,377
0.0
145,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 121,328
0.2
81,000
(2)
Monongahela
Power Co., 5.850%,
02/15/2034 82,991
0.1
42,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 35,967
0.0
37,000  National Rural Utilities
Cooperative Finance
Corp., 3.400%,
02/07/2028 35,540
0.0
50,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 46,376
0.1
41,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 40,456
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
59,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 $ 55,068
0.1
120,000  National Rural Utilities
Cooperative Finance
Corp., 4.450%,
03/13/2026 119,803
0.2
107,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 104,976
0.1
121,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 119,673
0.2
8,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 8,279
0.0
60,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 5.000%,
02/07/2031 60,391
0.1
53,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 53,916
0.1
59,000
(2)
New York State Electric
& Gas Corp., 2.150%,
10/01/2031 48,194
0.1
113,000
(2)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 109,562
0.1
65,000
(2)
New York State Electric
& Gas Corp., 5.300%,
08/15/2034 64,064
0.1
104,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 98,282
0.1
80,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
03/15/2034 79,176
0.1
43,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.750%,
06/15/2054 44,160
0.1
73,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 62,065
0.1
108,000
(2)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 104,868
0.1
40,000  Northern States
Power Co., 5.650%,
06/15/2054 39,981
0.1
40,000  NSTAR Electric Co.,
5.400%,
06/01/2034 40,229
0.1
101,000  NSTAR Electric Co.,
5.500%,
03/15/2040 99,338
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
95,000
(2)
Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 $ 92,664
0.1
277,000  ONE Gas, Inc., 5.100%,
04/01/2029 279,051
0.4
56,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 44,866
0.1
100,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 83,073
0.1
32,000  PECO Energy Co.,
4.900%,
06/15/2033 31,461
0.0
75,000  PECO Energy Co.,
5.250%,
09/15/2054 71,009
0.1
101,000  PPL Capital Funding,
Inc., 5.250%,
09/01/2034 99,494
0.1
105,000  PPL Electric Utilities
Corp., 4.850%,
02/15/2034 102,401
0.1
120,000  Public Service Co. of
Oklahoma, 5.200%,
01/15/2035 116,255
0.2
28,000  Public Service Electric
and Gas Co., 4.850%,
08/01/2034 27,244
0.0
89,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 89,194
0.1
12,000  Public Service Electric
and Gas Co., MTN,
3.800%,
03/01/2046 9,352
0.0
78,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 77,777
0.1
55,000  Public Service Electric
and Gas Co., MTN,
5.500%,
03/01/2040 54,812
0.1
92,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 77,642
0.1
59,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 60,708
0.1
69,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 57,155
0.1
15,000  Southern California
Edison Co., 3.650%,
02/01/2050 10,727
0.0
44,000  Southern California
Edison Co., 4.000%,
04/01/2047 33,921
0.0
110,000  Southern California
Edison Co., 4.050%,
03/15/2042 89,090
0.1
135,000  Southern Co. Gas
Capital Corp., 4.950%,
09/15/2034 130,750
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
40,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 $ 39,579
0.1
40,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 40,482
0.1
130,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 127,742
0.2
22,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 21,723
0.0
100,000
(2)
Vistra Operations
Co. LLC, 5.050%,
12/30/2026 100,171
0.1
185,000
(2)
Vistra Operations
Co. LLC, 5.700%,
12/30/2034 183,174
0.2
7,456,194
10.1
Total Corporate Bonds/
Notes
(Cost $70,216,365)
69,496,954
94.3
U.S. TREASURY OBLIGATIONS : 3.9%
United States Treasury Bonds : 0.7%
360,100
4.250
%,
08/15/2054 328,928
0.4
225,200
4.625
%,
11/15/2044 218,409
0.3
547,337
0.7
United States Treasury Notes : 3.2%
205,000
4.000
%,
12/15/2027 203,431
0.3
265,800
4.125
%,
11/30/2029 262,822
0.4
28,600
4.125
%,
11/30/2031 27,996
0.0
1,365,000
4.250
%,
11/15/2034 1,329,530
1.8
329,000
4.375
%,
12/31/2029 328,848
0.5
166,400
4.500
%,
12/31/2031 166,551
0.2
2,319,178
3.2
Total U.S. Treasury
Obligations
(Cost $2,902,317)
2,866,515
3.9
Total Long-Term
Investments
(Cost $73,118,682)
72,363,469
98.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.3%
Repurchase Agreements : 2.3%
696,627
(4)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase Amount
$696,798, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $710,560, due
03/27/25-01/01/55)
$ 696,627
0.9
1,000,000
(4)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase
Amount $1,000,254,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-6.500%, Market
Value plus accrued
interest $1,020,000, due
11/01/51-12/01/54)
1,000,000
1.4
Total Repurchase
Agreements
(Cost $1,696,627)
1,696,627
2.3
Total Short-Term
Investments
(Cost $1,696,627)
1,696,627
2.3
Total Investments in
Securities
(Cost $74,815,309) $ 74,060,096 100.5
Liabilities in Excess of
Other Assets
(352,104) (0.5)
Net Assets $ 73,707,992 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2024.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 69,496,954 $ — $ 69,496,954
U.S. Treasury Obligations — 2,866,515 — 2,866,515
Short-Term Investments — 1,696,627 — 1,696,627
Total Investments, at fair value $ — $ 74,060,096 $ — $ 74,060,096
Other Financial Instruments+
Futures 119,389 — — 119,389
Total Assets $ 119,389 $ 74,060,096 $ — $ 74,179,485
Liabilities Table
Other Financial Instruments+
Futures $ (93,407) $ — $ — $ (93,407)
Total Liabilities $ (93,407) $ — $ — $ (93,407)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2024, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 30 03/31/25 $ 6,168,281 $ 2,755
U.S. Treasury 5-Year Note 16 03/31/25 1,700,875 (6,634)
U.S. Treasury 10-Year Note 8 03/20/25 870,000 (12,952)
U.S. Treasury Long Bond 15 03/20/25 1,707,657 (46,741)
U.S. Treasury Ultra Long Bond 8 03/20/25 951,250 (27,080)
$ 11,398,063 $ (90,652)
Short Contracts:
U.S. Treasury Ultra 10-Year Note (89) 03/20/25 (9,906,813) 116,634
$ (9,906,813) $ 116,634
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 581,725
Gross Unrealized Depreciation (1,336,937)
Net Unrealized Depreciation $ (755,212)